Related Party Transactions - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	May 09, 2024 USD ($)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	May 06, 2025 shares	May 13, 2024 $ / shares shares
Related Party Transaction [Line Items]
General and administration | $		$ 344.6	$ 349.2	$ 387.0
Common Stock, Shares, Issued		288,700,000	253,400,000
Common Stock, Shares, Outstanding						288,681,224
Corporate Non Segment [Member]
Related Party Transaction [Line Items]
Corporate general and administrative expenses | $		$ 120.9		100.9
Screaming Eagle Acquisition Corp, Sponsor Options [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Issued						2,200,000
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001
Common Stock Shares Exercisable						2,177,191
Sponsor Securities Repurchase [Member]
Related Party Transaction [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares						$ 1
Sponsor Option Agreement [Member]
Related Party Transaction [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001
Corporate Expense Allocation Excluding Share Based Compensation [Member] | Corporate Non Segment [Member]
Related Party Transaction [Line Items]
Corporate general and administrative expenses | $		14.2	$ 110.6	100.9
LIONS GATE ENTERTAINMENT CORP [Member] | Subsequent Event [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding					5,000,000
LIONS GATE ENTERTAINMENT CORP [Member] | Screaming Eagle Acquisition Corp, Sponsor Options [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Issued						2,200,000
Common Stock Shares Exercisable						2,177,191
LIONS GATE ENTERTAINMENT CORP [Member] | Sponsor Securities Repurchase [Member] | Eagle Equity Partners [Member]
Related Party Transaction [Line Items]
Business Acquisition, Share Price | $ / shares						$ 1
LIONS GATE ENTERTAINMENT CORP [Member] | Sponsor Option Agreement [Member]
Related Party Transaction [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001
Related Party [Member]
Related Party Transaction [Line Items]
Amounts of transaction | $			0.3	0.4
Payment made for distribution rights | $		$ 0.2
Common Stock Held By Related Parties		8,192,246
Common Stock Owned By Related Parties Percent		7.00%
Related Party [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Voting Power Limitation On Beneficial Ownership Percentage					18.50%
Related Party [Member] | Lionsgate Corporate [Member]
Related Party Transaction [Line Items]
General and administration | $		$ 120.9
Related Party [Member] | General and Administrative Expenses Allocated to Parent [Member]
Related Party Transaction [Line Items]
Amounts of transaction | $	$ 10.0
Related Party [Member] | Expenses Allocated After Separation [Member] | Lionsgate Corporate [Member]
Related Party Transaction [Line Items]
General and administration | $		106.7
Related Party [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Related Party Transaction [Line Items]
Amounts of transaction | $		$ 0.2	$ 0.3	$ 0.4
Common Stock Held By Related Parties		8,192,246
Common Stock Owned By Related Parties Percent		7.00%
Related Party [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding					10,000,000
Voting Power Limitation On Beneficial Ownership Percentage					18.50%
Related Party [Member] | Investor Rights Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding					10,000,000
Related Party [Member] | Investor Rights Agreement Three Designees [Member] | Subsequent Event [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding					10,000,000
Related Party [Member] | Investor Rights Agreement Three Designees [Member] | Subsequent Event [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding					7,500,000
Related Party [Member] | Investor Rights Agreement Two Designees [Member] | Subsequent Event [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding					7,500,000
Related Party [Member] | Investor Rights Agreement Two Designees [Member] | Subsequent Event [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding					5,000,000
Related Party [Member] | Investor Rights Agreement One Designee [Member] | Subsequent Event [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding					5,000,000
Ignite [Member] | Hardwick Simmons [Member]
Related Party Transaction [Line Items]
Equity ownership percentage excluding consolidated entity and equity method investee		24.24%
Ignite [Member] | Michael Burns [Member]
Related Party Transaction [Line Items]
Equity ownership percentage excluding consolidated entity and equity method investee		65.45%
Liberty Global Ventures Limited And Liberty Global Ltd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common Stock Held By Related Parties					5,713,774
Common Stock Owned By Related Parties Percent					2.00%
Liberty Global Ventures Limited And Liberty Global Ltd [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common Stock Held By Related Parties					5,713,774
Common Stock Owned By Related Parties Percent					2.00%
Fund Management [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common Stock Held By Related Parties					28,568,868
Common Stock Owned By Related Parties Percent					10.00%
Fund Management [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common Stock Held By Related Parties					28,568,868
Ignite, LLC | LIONS GATE ENTERTAINMENT CORP [Member]
Related Party Transaction [Line Items]
Ownership interest		24.24
Ignite, LLC | Vice Chair and Director, Michael Burns | LIONS GATE ENTERTAINMENT CORP [Member]
Related Party Transaction [Line Items]
Ownership interest		65.45